Additional Disclosures in the Statement of Cash Flows - Summary of Additional Information of Changes in Liabilities Arising from Financing Activities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing received from the Central Bank of Argentina and other financial entities
Opening balance	$ 1,387,310
Payments	(794,081)
Movement in accrued interest	125,794
Derecognition or substantial modification of financial liabilities	(8,696)
Difference in quoted prices of foreign currency	121,698
Monetary effects	(394,299)
Ending balance	437,726
Issued Corporate Bonds
Opening balance	7,436,745
Payments	(4,089,740)	$ (3,082,883)	$ (4,942,222)
Movement in accrued interest	862,078
Derecognition or substantial modification of financial liabilities	637,144	(345,630)	(840,649)
Monetary effects	(1,855,418)
Ending balance	2,990,809	7,436,745
Subordinated Corporate Bonds
Opening balance	51,773,419
Payments	(3,013,961)	(3,390,283)	$ (3,327,781)
Movement in accrued interest	3,245,046
Difference in quoted prices of foreign currency	9,513,420
Monetary effects	(19,350,891)
Ending balance	$ 41,974,169	$ 51,773,419